Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Jul. 27, 2022
Registrant Name	dei_EntityRegistrantName	JPMORGAN TRUST IV
CIK	dei_EntityCentralIndexKey	0001659326
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 29, 2022
Effective Date	dei_DocumentEffectiveDate	Jul. 27, 2022
Prospectus Date	rr_ProspectusDate	Jul. 27, 2022
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
JPMorgan Preferred and Income Securities Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JPDAX
JPMorgan Preferred and Income Securities Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JPDCX
JPMorgan Preferred and Income Securities Fund | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JPDIX